SHARE CAPITAL AND RESERVES - Schedule of warrant activity (Details)	1 Months Ended		12 Months Ended
	Jan. 30, 2021 share	Dec. 30, 2020 share	Jan. 31, 2021 share $ / shares	Jan. 31, 2020 share $ / shares	Jan. 31, 2019 share $ / shares
Disclosure of warrant activity [Line Items]
Outstanding, beginning of period | share			5,694,746	5,154,045
Outstanding, beginning of period, weighted average exercise price | $ / shares			$ 1.66	$ 2.05
Issued | share	4,258,916	1,941,084	6,200,000
Weighted average exercise price Issued | $ / shares			$ 1
Exercised | share				(915,045)
Weighted average exercise price Exercised | $ / shares				$ 1.06
Expired | share				(4,239,000)
Weighted average exercise price Expired | $ / shares				$ 2.27
Outstanding, end of period | share			11,894,746	5,694,746	5,154,045
Outstanding, end of period, weighted average exercise price | $ / shares			$ 1.32	$ 1.66	$ 2.05
Weighted average remaining life (years)			1 year 11 months 15 days	8 months 26 days	10 months 9 days
Phantom Farms
Disclosure of warrant activity [Line Items]
Issued | share				1,700,000
Weighted average exercise price Issued | $ / shares				$ 1.5
Swell Companies LTD
Disclosure of warrant activity [Line Items]
Issued | share				1,200,000
Weighted average exercise price Issued | $ / shares				$ 1.5
Private Placement
Disclosure of warrant activity [Line Items]
Issued | share				2,794,746
Weighted average exercise price Issued | $ / shares				$ 1.83